Financial Assets and Liabilities - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 19, 2021	Nov. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 31, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			$ 1,902,000		$ 1,930,000
Interest-bearing deposits at call held as security			400,000		400,000
Borrowings			99,675,000		96,634,000
Financial assets			93,110,000		68,538,000
Financial liabilities			141,425,000		145,182,000
Warrants fair value at issue date	$ 8,081,000		2,600,000		2,200,000
Gain on remeasurement of warrant liability			400,000		5,900,000
Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets			0		0
Financial liabilities			0		0
Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets			0		0
Financial liabilities			$ 0		$ 0
Unlisted Equity Securities | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value			100.00%		100.00%
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 109,632,000		$ 106,905,000
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase American Depositary Shares			1,769,669
Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value			100.00%		100.00%
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount		$ 90,000,000.0
Borrowings	$ 60,000,000.0
Percentage of premium for volume-weighted average price	15.00%
Issuance warrants exercised period	7 years
Date of warrants legally issued	Jan. 11, 2022
Remeasurement of borrowing arrangements within finance gains (Loss)				$ 0
Minimum unrestricted cash balance			$ 35,000,000.0
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase American Depositary Shares	1,769,669
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Par value per share	$ 7.26
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 60,000,000.0	60,000,000.0
Hercules Capital Inc
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)				400,000
Hercules Capital Inc | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount												$ 75,000,000.0
Borrowings, interest rate						9.70%	9.95%	10.20%	10.45%			9.45%
Hercules Capital Inc | Terms of Loan Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate			9.70%
Hercules Capital Inc | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Repayment of borrowings		55,500,000
Hercules Capital Inc | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings												$ 35,000,000.0
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			$ 100,000	$ 100,000
Description of repayment of borrowings			repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount											$ 40,000,000.0
Borrowings, interest rate											15.00%
Borrowings, maturity			July 8, 2026
Borrowings term			8 years
Borrowings, interest rate basis			The loan term includes an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026. All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD. Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings											$ 30,000,000.0
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount		$ 90,000,000.0
Borrowings, interest rate		9.75%
Percentage of principal amount payable over two year		40.00%
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 60,000,000.0
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Tranche Two
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 30,000,000.0
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Quarterly Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate		8.00%
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | Unpaid Interest
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate		1.75%
Refinancing and Expansion of Senior Debt Facility | Hercules Capital Inc | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Repayment of borrowings		$ 55,500,000
Potential Ordinary Share Transactions | Hercules Capital Inc | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings										$ 15,000,000.0
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period			60 days
Top of Range | Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, maturity		November 2026